Document and Entity Information	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Entity Central Index Key	0001607962
Amendment Flag	false
Document Type	S-1
Entity Registrant Name	Lifeward Ltd.
Entity Incorporation State or Country Code	L3
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false